Prepayment for the Software, Equipment and Product Development	6 Months Ended
Jun. 30, 2024
Prepayment for the Software, Equipment and Product Development [Abstract]
PREPAYMENT FOR THE SOFTWARE, EQUIPMENT AND PRODUCT DEVELOPMENT

NOTE 10 — PREPAYMENT FOR THE SOFTWARE, EQUIPMENT AND PRODUCT DEVELOPMENT

Prepayment for the software, equipment and product development consisted of the following:

	June 30, 2024	December 31, 2023
Peblla Inc. (“Peblla”) (a)	$140,000	$140,000
Luo and Long General Partner (“Luo and Long”) (b)	-	550,000
Wisdom Investment Service Inc (“Wisdom”) (c)	-	100,000
Total prepayment for the software, equipment and product development	$140,000	$790,000

(a)	On March 28, 2023, the Company signed a three-year research and development framework agreement with Peblla with a total value of $1.0 million. Pursuant to the agreement, Peblla will develop software for the Company, including cashier system, customized mobile application, a customer loyalty program and gift card system and online ordering website, etc. During the year ended December 31, 2023, the Company made prepayment of $290,000 to Peblla for this software development project. In December 2023, certain systems with value of $150,000 was completed and put into use, and hence was transferred to intangible assets in the consolidated balance sheet, and the remaining $140,000 prepayment to Peblla was recorded as a prepayment for software development on the balance sheet as of June 30, 2024 and December 31, 2023. However, Peblla had experienced delays in the later stages of development and was unable to meet Chanson’s evolving requirements, therefore, the agreement was terminated in June 2024. Certain systems with value of $140,000 was completed and put into use, and hence was transferred to intangible assets in July 2024.

(b)	On April 1, 2023, the Company entered into an agreement with Luo and Long with a total value of $750,000, and the Company made prepayment of $550,000 as of December 31, 2023. Pursuant to the agreement, Luo and Long would design and provide equipment for the Company’s new central factory. The equipment was originally expected to be delivered before January 31, 2024. However, due to the delay in production process of the qualified equipment, the agreement was terminated and $550,000 was refunded to the Company during the six months ended June 30, 2024.

(c)	On April 3, 2023, the Company entered into an agreement with Wisdom, pursuant to which, Wisdom was responsible to conduct market research to identify the most current automated cocktail mixing robots available in the market, subsequently procure two robots on behalf of the Company and provide other related services, including delivering, installation and maintenance services. The total contract amount is $200,000, which was fully prepaid by the Company. Since Wisdom failed to procure the qualified robots for the Company, the agreement was terminated and $100,000 was refunded in December 2023, and the remaining of $100,000 was refunded in January 2024.